Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Statement [LineItems]
Net income	[1]	$ 3,248	$ 3,105	$ 8,830	$ 8,374
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1]	34	(19)	130	(180)
Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1]	(22)	(1)	(8)	(6)
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1]		(16)	(2)
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1]	12	(36)	120	(186)
Unrealized gains (losses) on investments in foreign operations	[1]	(1,289)	838	(62)	543
Net gains (losses) on hedges of investments in foreign operations	[1]	452	(182)	133	(104)
Net change in unrealized foreign currency translation gains (losses) on investments in foreign operations, net of hedging activities	[1]	(837)	656	71	439
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses) on derivatives designated as cash flow hedges	[1]	(29)	524	2,625	(1,478)
Reclassification to earnings of losses (gains) on cash flow hedges	[1]	1,036	(594)	566	(259)
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	1,007	(70)	3,191	(1,737)
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	(264)	290	(688)	363
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	(6)	25	(90)	53
Change in fair value due to credit risk on financial liabilities designated at fair value through profit or loss	[1]	14		2
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1]	(256)	315	(776)	416
Total other comprehensive income (loss), net of income taxes	[1]	(74)	865	2,606	(1,068)
Total comprehensive income (loss)	[1]	3,174	3,970	11,436	7,306
Attributable to:
Non-controlling interests in subsidiaries	[1]		18	18	54
Income Tax Provisions (Recoveries) in the Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income		4	(2)	32	(115)
Less: Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income		1	4	(5)	5
Less: Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income			4
Unrealized gains (losses) on investments in foreign operations		0	0	0	0
Net gains (losses) on hedges of investments in foreign operations		163	(66)	48	(37)
Change in gains (losses) on derivatives designated as cash flow hedges		(102)	223	930	(462)
Less: Reclassification to earnings of losses (gains) on cash flow hedges		(451)	246	(193)	173
Actuarial gains (losses) on employee benefit plans		(91)	106	(244)	150
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		(2)	9	(33)	25
Change in fair value due to credit risk on financial liabilities designated at fair value through profit or loss		5
Total income taxes		427	16	931	(617)
Common shares [member]
Attributable to:
Attributable to shareholders	[1]	3,112	3,893	11,234	7,089
Preferred shares [member]
Attributable to:
Attributable to shareholders	[1]	$ 62	$ 59	$ 184	$ 163

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.